TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
TAX ASSETS AND LIABILITIES
Schedule of composition of current tax accounts receivable

Tax assets	12.31.2022	12.31.2021
	ThCh$	ThCh$
Monthly provisional payments	25,428,344	915,864
Tax credits	6,640,888	5,367,115
Recoverable taxes from prior years	473,424	—
Surplus Tax Credit	6,387,530	3,941,279
Other Recoverable Taxes	396,241	110
Total	39,326,427	10,224,368

Schedule of composition of current tax accounts payable

	Current
Tax liabilities	12.31.2022	12.31.2021
	ThCh$	ThCh$
Income tax expense	14,615,447	30,512,787
Total	14,615,447	30,512,787